Operating Expenses - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expenses [abstract]
Employee expenses	€ 9,475	€ 8,564	€ 8,362
Travel & Living	85	116	486
Clinical study costs	4,000	5,555	4,713
Preclinical study costs	2,473	1,976	3,711
Process development and scale-up	770	1,056	3,765
Consulting fees	568	372	675
IP filing and maintenance fees	353	230	260
Share-based payments	644	927	813
Depreciation	1,276	1,511	1,444
Rent and utilities	670	800	746
Delivery systems		47	53
Others	459	369	168
Total R&D expenses	€ 20,773	€ 21,522	€ 25,196